RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Regulatory Assets
Regulatory Assets	$ 1,820		$ 1,884
Less: Current portion included in Other current assets (Note 7)	53		131
Regulatory Assets, noncurrent	1,767		1,753
Regulatory Liabilities
Regulatory Liabilities	4,500		4,301
Less: Current portion included in Accounts payable and other (Note 16)	200		153
Regulatory Liabilities, noncurrent	4,300		4,148
Pipeline abandonment trust balances
Regulatory Liabilities
Regulatory Liabilities	2,086		1,842
Deferred income taxes - U.S. Tax Reform
Regulatory Liabilities
Regulatory Liabilities	1,141		1,170
Bridging amortization account
Regulatory Liabilities
Regulatory Liabilities	$ 483		537
Remaining Recovery/ Settlement Period (years)	9 years	9 years
Cost of removal
Regulatory Liabilities
Regulatory Liabilities	$ 254		246
Long term adjustment account
Regulatory Liabilities
Regulatory Liabilities	$ 186		223
Remaining Recovery/ Settlement Period (years)	5 years	5 years
Deferred income taxes
Regulatory Liabilities
Regulatory Liabilities	$ 139		115
Canadian Mainline short-term adjustment and toll-stabilization accounts
Regulatory Liabilities
Regulatory Liabilities	$ 60		4
Remaining Recovery/ Settlement Period (years)	6 years	6 years
Pensions and other post retirement benefits
Regulatory Liabilities
Regulatory Liabilities	$ 13		18
Pensions and other post retirement benefits | ANR PIPELINE COMPANY
Regulatory Liabilities
Regulatory Liabilities	40		40
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Regulatory Liabilities	$ 32		48
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Other
Regulatory Liabilities
Regulatory Liabilities	$ 66		58
Long term adjustment account, amount to be amortized over one year
Regulatory Liabilities
Regulatory Liabilities	$ 223
Remaining Recovery/ Settlement Period (years)	6 years	6 years
Long term adjustment account, short term adjustments accounts
Regulatory Liabilities
Regulatory Liabilities	$ 4
Postretirement benefit costs | ANR PIPELINE COMPANY
Regulatory Liabilities
Amount to be addressed In next settlement	40	$ 32
Deferred income taxes
Regulatory Assets
Regulatory Assets	1,509		1,287
Pensions and other post retirement benefits
Regulatory Assets
Regulatory Assets	203		401
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets	$ 3		7
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	8 years	8 years
Operating and debt-service regulatory assets
Regulatory Assets
Regulatory Assets	$ 1		54
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Other
Regulatory Assets
Regulatory Assets	$ 104		$ 135